Portfolio of Investments (unaudited)
As of December 31, 2024
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Convertible Preferred Stocks(a),(b),(c)—2.2%
Biotechnology—1.3%
Abcuro, Inc. Series B	601,124	$ 3,299,990
Glycomine, Inc. Series C	2,933,333	1,760,000
Seismic Therapeutics, Inc. Series B	730,764	3,299,984
Third Arc Bio, Inc., 8.00%	1,045,528	2,200,000
		10,559,974
Health Care Equipment & Supplies—0.0%
IO Light Holdings, Inc. Series A2	189,858	19
Pharmaceuticals—0.9%
Endeavor Biomedicines, Inc. Series B, 8.00%	742,138	4,842,153
Endeavor Biomedicines, Inc. Series C	137,039	894,125
Engrail Therapeutics, Inc. Series B	1,652,502	1,750,000
		7,486,278
Total Convertible Preferred Stocks		18,046,271
Non-Convertible Notes—18.7%
Biotechnology—3.0%
AbbVie, Inc., 3.20%, 05/14/26	$ 3,245,000	3,187,268
AbbVie, Inc., 4.25%, 11/14/28	5,303,000	5,222,100
AbbVie, Inc., 4.45%, 05/14/46	3,080,000	2,618,120
Amgen, Inc., 3.20%, 11/02/27	2,200,000	2,116,076
Amgen, Inc., 2.00%, 01/15/32	2,795,000	2,269,415
Gilead Sciences, Inc., 2.95%, 03/01/27	10,000,000	9,663,323
		25,076,302
Health Care Equipment & Supplies—2.7%
Abbott Laboratories, 4.75%, 11/30/36	10,498,000	10,141,552
Becton Dickinson & Co., 3.70%, 06/06/27	2,413,000	2,355,903
DH Europe Finance II SARL, 3.25%, 11/15/39	1,760,000	1,371,041
Stryker Corp., 3.65%, 03/07/28	3,500,000	3,379,725
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/35	6,000,000	5,383,498
		22,631,719
Health Care Providers & Services—6.8%
Cigna Group, 4.38%, 10/15/28	1,504,000	1,474,345
Cigna Group, 2.38%, 03/15/31	5,800,000	4,911,332
Cigna Group, 6.13%, 11/15/41	8,250,000	8,374,274
CVS Health Corp., 4.30%, 03/25/28	789,000	764,467
CVS Health Corp., 1.88%, 02/28/31	4,400,000	3,546,967
CVS Health Corp., 4.78%, 03/25/38	2,100,000	1,815,811
CVS Health Corp., 5.05%, 03/25/48	3,700,000	3,050,819
Elevance Health, Inc., 4.10%, 03/01/28	2,975,000	2,907,316
Elevance Health, Inc., 2.55%, 03/15/31	5,800,000	4,976,602
Elevance Health, Inc., 4.65%, 08/15/44	2,325,000	1,993,911
UnitedHealth Group, Inc., 3.85%, 06/15/28	1,460,000	1,419,128
UnitedHealth Group, Inc., 3.88%, 12/15/28	4,970,000	4,806,150
UnitedHealth Group, Inc., 4.20%, 05/15/32	10,940,000	10,308,633
UnitedHealth Group, Inc., 4.50%, 04/15/33	5,800,000	5,502,895
		55,852,650
	Shares or Principal Amount	Value

Healthcare Service—0.3%
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	$ 2,100,000	$ 2,097,734
Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc., 5.40%, 08/10/43	6,500,000	6,390,108
Pharmaceuticals—5.1%
AstraZeneca PLC, 6.45%, 09/15/37(d)	4,750,000	5,208,442
Bristol-Myers Squibb Co., 3.20%, 06/15/26	7,500,000	7,366,916
Bristol-Myers Squibb Co., 3.40%, 07/26/29	2,100,000	1,982,162
IQVIA, Inc., 5.00%, 05/15/27(e)	1,290,000	1,265,776
Johnson & Johnson, 2.90%, 01/15/28	2,200,000	2,105,110
Johnson & Johnson, 3.70%, 03/01/46	10,130,000	8,008,054
Merck & Co., Inc., 2.75%, 02/10/25	2,100,000	2,096,001
Merck & Co., Inc., 3.40%, 03/07/29	4,000,000	3,805,385
Pfizer, Inc., 3.45%, 03/15/29	8,100,000	7,721,390
Pfizer, Inc., 4.00%, 12/15/36	3,200,000	2,852,683
		42,411,919
Total Non-Convertible Notes		154,460,432
Common Stocks—105.0%
Biotechnology—17.1%
AbbVie, Inc.	272,676	48,454,525
Amgen, Inc.	72,911	19,003,523
Argenx SE, ADR(b),(d)	3,517	2,162,955
Biogen, Inc.(b)	65,867	10,072,382
BioMarin Pharmaceutical, Inc.(b)	110,201	7,243,512
Cytokinetics, Inc.(b)	119,842	5,637,368
Exact Sciences Corp.(b)	39,233	2,204,502
Galera Therapeutics, Inc.(b)	314,430	14,401
Gilead Sciences, Inc.	143,115	13,219,532
GRAIL, Inc.(b)	69,001	1,231,668
I-Mab, ADR(b),(d)	43,738	37,177
Rallybio Corp.(b)	594,616	570,831
Regeneron Pharmaceuticals, Inc.(b)	22,222	15,829,397
Sarepta Therapeutics, Inc.(b)	126,718	15,407,642
		141,089,415
Health Care Equipment & Supplies—24.9%
Abbott Laboratories	368,476	41,678,320
Becton Dickinson & Co.	87,457	19,841,370
Boston Scientific Corp.(b)	232,850	20,798,162
Dexcom, Inc.(b)	94,279	7,332,078
IDEXX Laboratories, Inc.(b)	12,783	5,285,003
Inspire Medical Systems, Inc.(b)	75,860	14,062,927
Insulet Corp.(b)	20,259	5,289,017
Intuitive Surgical, Inc.(b)	64,487	33,659,634
LivaNova PLC(b)	154,799	7,168,742
Medtronic PLC	234,852	18,759,978
ResMed, Inc.	33,171	7,585,876
Stryker Corp.	52,577	18,930,349
Tandem Diabetes Care, Inc.(b)	129,410	4,661,348
		205,052,804
Health Care Providers & Services—19.6%
Acadia Healthcare Co., Inc.(b)	157,293	6,236,668
Community Health Systems, Inc.(b)	79,635	238,109
Elevance Health, Inc.	64,684	23,861,928

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2024
abrdn Healthcare Opportunities Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Guardant Health, Inc.(b)	98,697	$ 3,015,193
HCA Healthcare, Inc.	38,114	11,439,917
Humana, Inc.	18,997	4,819,729
McKesson Corp.	11,222	6,395,530
Molina Healthcare, Inc.(b)	23,293	6,779,428
Tenet Healthcare Corp.(b)	62,245	7,857,186
UnitedHealth Group, Inc.	179,097	90,598,008
		161,241,696
Health Care REITs—6.7%
Diversified Healthcare Trust, REIT	293,879	675,922
Global Medical REIT, Inc.	31,668	244,477
Healthcare Realty Trust, Inc., REIT	25,119	425,767
Healthpeak Properties, Inc., REIT	567,701	11,507,299
LTC Properties, Inc., REIT	166,842	5,764,391
Medical Properties Trust, Inc., REIT	266,557	1,052,900
National Health Investors, Inc., REIT	5,596	387,803
Omega Healthcare Investors, Inc., REIT	297,889	11,275,099
Sabra Health Care REIT, Inc.	626,862	10,857,250
Universal Health Realty Income Trust, REIT	3,075	114,421
Ventas, Inc., REIT	106,216	6,255,060
Welltower, Inc., REIT	51,783	6,526,211
		55,086,600
Health Care Technology—0.4%
Veradigm, Inc.(b)	338,217	3,297,616
Life Sciences Tools & Services—7.9%
Avantor, Inc.(b)	251,855	5,306,585
Danaher Corp.	95,318	21,880,247
Tempus AI, Inc.(b)	53,923	1,820,440
Thermo Fisher Scientific, Inc.	69,382	36,094,598
		65,101,870
Pharmaceuticals—28.4%
AstraZeneca PLC, ADR(d)	42,292	2,770,972
	Shares or Principal Amount	Value

Bristol-Myers Squibb Co.	409,600	$ 23,166,976
Eli Lilly & Co.	111,312	85,932,864
Fusion Pharmaceuticals, Inc. CVR(a),(b)	7,160	9,881
Johnson & Johnson	302,036	43,680,446
Merck & Co., Inc.	424,906	42,269,649
Oculis Holding AG(b),(d)	341,194	5,796,886
Perrigo Co. PLC	28,292	727,387
Pfizer, Inc.	661,797	17,557,475
Zoetis, Inc.	75,466	12,295,675
		234,208,211
Total Common Stocks		865,078,212
Short-Term Investment—2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.43%(f)	16,864,999	16,864,999
Total Short-Term Investment		16,864,999
Total Investments (Cost $957,339,674)—128.4%		1,057,949,914
Liabilities in Excess of Other Assets (28.4%)		(233,838,048)
Net Assets—100.0%		$824,111,866

(a)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Foreign security.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of December 31, 2024.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
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Notes to Portfolio of Investments  (concluded)
December 31, 2024 (unaudited)

Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The Fund may also use a discounted cash flow based valuation approach in which the anticipated future cash flows of the investment are used to estimate the current fair value. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
4